Parent Company’s Condensed Financial Statements	12 Months Ended
Dec. 31, 2025
Parent Company’s Condensed Financial Statements [Abstract]
PARENT COMPANY’S CONDENSED FINANCIAL STATEMENTS

NOTE 22 —PARENT COMPANY’S CONDENSED FINANCIAL STATEMENTS

The following condensed financial statements present the financial position and results of operations of Hongli Group Inc., the parent company, which is a holding company with several subsidiaries. The condensed financial information is provided in accordance with Schedule I of Article 5-04 of Regulation S-X, issued by the U.S. Securities and Exchange Commission.

The Company and its subsidiaries and VIEs were included in the consolidated financial statements where the intercompany transactions and balances were eliminated upon consolidation. For purpose of the Company’s standalone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s profits or deficit in subsidiaries were reported as equity in income or losses of subsidiaries in the accompanying parent company financial statements.

CONDENSED BALANCE SHEETS (PARENT COMPANY ONLY)

(Amounts in US$, except for number of shares and per share data)

	As of December 31,
	2025	2024
	US$	US$
Assets
Cash	4,632	4,654
Due from subsidiaries, net	40,422,612	40,422,612
Investment in subsidiaries	17,404,880	13,066,030
Total Assets	57,832,124	53,493,296

Liabilities and Equity
Current liability	1	1
Total Liabilities	1	1
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 73,438,750, 73,438,750 and 12,238,750 shares issued and outstanding as of December 31, 2025 and 2024, respectively	7,344	7,344
Additional paid-in capital	42,998,556	42,998,556
Statutory reserves	370,683	370,683
Retained earnings	13,666,910	11,724,073
Accumulated other comprehensive loss	788,630	(1,607,361)
Total Hongli Group Inc. shareholders’ equity	57,832,123	53,493,295
Total Liabilities and Equity	57,832,124	53,493,296

CONDENSED STATEMENTS OF OPERATIONS (PARENT COMPANY ONLY)

(Amounts in US$, except for number of shares and per share data)

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Revenue	-	-	-
Share of profit in subsidiaries	1,942,862	86,387	864,733
Share based compensation	-	(1,968,000)	-
Other general and administrative expenses	(22)	(22)	(11)
Total operating expenses	(22)	(1,968,022)	(11)
Net income (loss)	1,942,840	(1,881,635)	864,722
Other comprehensive income (loss):
Foreign currency translation adjustments	2,395,988	(700,623)	(659,161)
Comprehensive income (loss)	4,338,828	(2,582,258)	205,561

CONDENSED STATEMENTS OF CASH FLOWS (PARENT COMPANY ONLY)

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Cash Flows from Operating Activities
Net income (loss)	1,942,840	(1,881,635)	864,722
Non-cash adjustment	(1,942,862)	(86,387)	(864,734)
Share based compensation	-	1,968,000	-
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Increase in accrued liabilities	-	-	1
Net Cash Used in Operating Activities	(22)	(22)	(11)

Cash Flows from Investing Activities:
Advance to subsidiary	-	-	(8,368,964)
Net Cash Used in Investing Activities	-	-	(8,368,964)

Cash Flows from Financing Activities:
Proceeds from initial public offering, net of costs	-	-	7,228,964
Proceeds from exercise of option, net of costs	-	-	1,144,687
Net Cash Provided by Financing Activities	-	-	8,373,651

Net (decrease) increase in cash and cash equivalents	(22)	(22)	4,676
Cash and cash equivalents - beginning of the year	4,654	4,676	-
Cash and cash equivalents - end of the year	4,632	4,654	4,676

Non-cash investing and financing activities:
Offering costs paid by the VIE	-	-	946,352
Proceeds of private placement deposited into WFOE account	-	33,000,000	-